SUPPLEMENT DATED MAY 1, 2007 TO

PROSPECTUS DATED MAY 1, 2000 FOR

DEFERRED VARIABLE ANNUITY CONTRACTS

ISSUED BY

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

THROUGH ITS

NATIONWIDE VA SEPARATE ACCOUNT-A

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.	Effective May 1, 2007, the following underlying mutual funds changed names:

Old Fund Name	New Fund Name
Gartmore Variable Insurance Trust (GVIT) -	Nationwide Variable Insurance Trust (NVIT) -
o Gartmore GVIT Government Bond Fund- Class I	o Nationwide NVIT Government Bond Fund-Class I
o Gartmore GVIT Money Market Fund-Class I	o Nationwide NVIT Money Market Fund-Class I
o GVIT Small Company Fund-Class I	o Nationwide Multi-Manager NVIT Small Company Fund-Class I